Rio Tinto financial information by business unit	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Information By Business Unit [Abstract]
Rio Tinto financial information by business unit

		Gross revenue(a) for the year ended 31 December			Underlying EBITDA(b) for the year ended 31 December			Net earnings(c) for the year ended 31 December
Rio Tinto interest %		2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m
Iron Ore
Pilbara	(d)	27,027	23,681	18,359	18,896	15,936	11,267	11,551	9,619	6,460
Dampier Salt	68.4	252	271	246	43	75	56	12	27	18
Evaluation projects/other	(e)	657	123	126	(32)	87	55	(112)	(8)	53
Intra-segment	(e)	(428)	—	—	(70)	—	—	(53)	—	—

Total Iron Ore		27,508	24,075	18,731	18,837	16,098	11,378	11,398	9,638	6,531

Aluminium	(f)
Bauxite		2,302	2,490	2,364	943	1,045	852	434	498	466
Alumina		2,233	2,720	3,423	262	567	808	92	247	390
Primary Metal		4,489	4,940	6,468	904	755	1,418	169	40	595
Pacific Aluminium		1,944	2,204	2,541	112	(22)	148	(6)	(137)	—
Intra-segment and other		(2,510)	(3,079)	(4,084)	6	30	(92)	(159)	21	(69)
Integrated operations		8,458	9,275	10,712	2,227	2,375	3,134	530	669	1,382
Other product group items		856	1,065	1,479	7	16	17	(5)	10	11
Product group operations		9,314	10,340	12,191	2,234	2,391	3,151	525	679	1,393
Evaluation projects/other		—	—	—	(82)	(106)	(56)	(54)	(80)	(46)
Total Aluminium		9,314	10,340	12,191	2,152	2,285	3,095	471	599	1,347

Copper & Diamonds
Rio Tinto Kennecott	100.0	1,529	1,879	1,862	588	843	785	149	397	293
Escondida	30.0	2,296	2,136	2,274	1,462	1,034	1,301	650	325	506
Grasberg joint venture	(h)	—	—	457	—	—	281	—	—	217
Oyu Tolgoi and Turquoise Hill	(i)	1,078	1,166	1,180	390	357	375	160	25	69
Diamonds	(j)	459	619	695	83	151	301	9	(21)	118
Product group operations		5,362	5,800	6,468	2,523	2,385	3,043	968	726	1,203
Evaluation projects/other		66	15	—	(351)	(312)	(267)	(205)	(172)	(149)
Total Copper & Diamonds		5,428	5,815	6,468	2,172	2,073	2,776	763	554	1,054

Energy & Minerals
Rio Tinto Coal Australia	(k)	—	—	989	—	—	893	—	—	591
Iron Ore Company of Canada	58.7	2,444	2,189	1,583	1,130	1,024	586	383	332	166
Rio Tinto Iron & Titanium	(l)	1,651	1,938	1,782	476	611	510	216	254	174
Rio Tinto Borates	100.0	564	593	622	126	180	197	65	96	111
Uranium	(m)	303	375	415	24	55	18	6	25	(4)
Product group operations		4,962	5,095	5,391	1,756	1,870	2,204	670	707	1,038
Simandou iron ore project	(n)	—	—	—	(14)	(12)	(15)	(6)	(5)	(7)
Evaluation projects/other		52	55	60	(96)	(96)	(49)	(87)	(91)	(36)
Total Energy & Minerals		5,014	5,150	5,451	1,646	1,762	2,140	577	611	995

Other operations	(o)	18	18	9	—	(77)	(70)	(54)	(89)	(102)

Inter-segment transactions		(264)	(31)	(15)	(94)	(9)	—	(32)	(3)	—

Product group total		47,018	45,367	42,835	24,713	22,132	19,319	13,123	11,310	9,825

Central pension costs, share-based payments and insurance					72	59	(128)	81	60	(90)
Restructuring, project and one-off costs					(133)	(183)	(272)	(108)	(94)	(190)
Central costs					(500)	(496)	(552)	(418)	(550)	(410)
Exploration and evaluation					(250)	(315)	(231)	(216)	(231)	(193)
Net interest								(14)	(122)	(134)
Underlying EBITDA/earnings					23,902	21,197	18,136	12,448	10,373	8,808
Items excluded from underlying EBITDA/earnings					(395)	(722)	5,127	(2,679)	(2,363)	4,830
Reconciliation to Group income statement
Share of equity accounted unit sales and
intra-subsidiary/equity accounted unit sales		(2,407)	(2,202)	(2,313)
Impairment charges					(1,272)	(3,487)	(132)
Depreciation and amortisation in subsidiaries
excluding capitalised depreciation					(4,074)	(4,272)	(3,909)
Depreciation and amortisation in equity accounted units					(576)	(653)	(650)
Taxation and finance items in equity accounted units					(443)	(296)	(372)
Finance items					(1,751)	(648)	(33)
Consolidated sales revenue/profit before taxation/net earnings		44,611	43,165	40,522	15,391	11,119	18,167	9,769	8,010	13,638

		Capital expenditure(o) for the year ended 31 December			Depreciation and amortisation for the year ended 31 December			Operating assets(p) as at 31 December			Employees for the year ended 31 December
	Rio Tinto interest %	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m	2018 US$m	2020	2019	2018
Iron Ore
Pilbara	(d)	2,919	1,720	1,288	1,819	1,704	1,682	16,253	13,865	14,486	11,522	10,634	10,422
Dampier Salt	68.4	22	21	14	19	19	20	163	152	165	351	347	239
Evaluation projects/other	(e)	—	—	—	—	—	—	338	2	2	10	—	—
Intra-segment	(e)	—	—	—	—	—	—	(104)	—	—	—	—	—
Total Iron Ore		2,941	1,741	1,302	1,838	1,723	1,702	16,650	14,019	14,653	11,883	10,981	10,661

Aluminium	(f)
Bauxite		142	387	953	290	286	165	2,593	2,597	2,494	2,853	2,940	2,676
Alumina		228	282	218	138	187	194	2,294	2,009	2,721	2,383	2,269	2,009
Primary Metal		602	658	595	643	682	615	9,361	9,674	9,306	6,282	6,357	6,497
Pacific Aluminium		114	129	115	119	154	149	455	970	1,156	2,469	2,356	2,278
Intra-segment and other		(1)	—	—	1	—	(1)	662	780	769	141	127	180
Integrated operations		1,085	1,456	1,881	1,191	1,309	1,122	15,365	16,030	16,446	14,128	14,049	13,640
Other product group items	(g)	—	—	(508)	—	—	—	—	—	—	—	—	—
Product group operations		1,085	1,456	1,373	1,191	1,309	1,122	15,365	16,030	16,446	14,128	14,049	13,640
Evaluation projects/other		—	—	—	—	3	—	—	—	—	—	—	—
Total Aluminium		1,085	1,456	1,373	1,191	1,312	1,122	15,365	16,030	16,446	14,128	14,049	13,640

Copper & Diamonds
Rio Tinto Kennecott	100.0	618	444	318	472	457	427	2,317	2,012	1,864	2,171	2,066	1,993
Escondida	30.0	178	315	302	428	508	518	2,726	2,871	3,057	1,124	1,068	1,087
Grasberg joint venture	(h)	—	—	171	—	—	30	—	—	—	—	—	1,615
Oyu Tolgoi and Turquoise Hill	(i)	1,038	1,289	1,284	189	208	219	8,111	6,780	6,072	3,450	3,152	2,863
Diamonds	(j)	25	38	64	60	144	118	(7)	195	267	885	940	967
Product group operations		1,859	2,086	2,139	1,149	1,317	1,312	13,147	11,858	11,260	7,630	7,226	8,525
Evaluation projects/other		5	1	11	4	3	5	192	152	129	159	150	146
Total Copper & Diamonds		1,864	2,087	2,150	1,153	1,320	1,317	13,339	12,010	11,389	7,789	7,376	8,671

Energy & Minerals
Rio Tinto Coal Australia	(k)	—	—	32	—	—	34	—	—	(837)	—	—	1,005
Iron Ore Company of Canada	58.7	243	255	189	170	172	154	1,009	803	975	2,716	2,617	2,397
Rio Tinto Iron & Titanium	(l)	144	249	169	173	193	201	3,390	3,507	3,390	4,151	4,115	4,058
Rio Tinto Borates	100.0	42	43	44	49	60	62	502	525	518	966	924	980
Uranium	(m)	—	5	8	—	3	4	(71)	(363)	(406)	364	857	1,324
Product group operations		429	552	442	392	428	455	4,830	4,472	3,640	8,197	8,513	9,764
Simandou iron ore project	(n)	(2)	(1)	—	—	—	—	16	20	15	69	74	70
Evaluation projects/other		1	—	—	—	—	—	33	37	41	77	53	33
Total Energy & Minerals		428	551	442	392	428	455	4,879	4,529	3,696	8,343	8,640	9,867

Other operations	(o)	2	(4)	12	199	177	26	(479)	(83)	(442)	124	159	187
Inter-segment transactions								129	127	129
Product group total		6,320	5,831	5,279	4,773	4,960	4,622	49,883	46,632	45,871	42,267	41,205	43,026

Net assets of disposal groups held for sale	(r)							—	—	440
Other items		79	64	65	82	77	43	(2,165)	(2,449)	(2,880)	5,207	4,802	4,432
Less: equity accounted units		(255)	(456)	(500)	(576)	(653)	(650)	—	—	—	—	—	—
Total		6,144	5,439	4,844	4,279	4,384	4,015	47,718	44,183	43,431	47,474	46,007	47,458
Add back: Proceeds from disposal of property, plant and equipment		45	49	586
Total capital expenditure per cash flow statement		6,189	5,488	5,430
Less: Net (debt)/cash								(664)	(3,651)	255
Equity attributable to owners of Rio Tinto								47,054	40,532	43,686
Business units are classified according to the Group’s management structure.
The disclosures in this note include certain Alternative performance measures (APMs). For more information on the APMs used by the Group, including definitions and calculations, please refer to pages 329-333.
(a)Gross product sales includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross product sales.
(b)Underlying EBITDA of subsidiaries and the Group’s share relating to equity accounted units represents earnings attributable to owners of Rio Tinto before: tax, net finance items, depreciation and amortisation charged to the income statement in the period and excludes the EBITDA impact of the same items that are excluded from underlying earnings as defined in note 2.
(c)Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.
(d)Pilbara represents the Group’s 100% holding in Hamersley, 50% holding in Hope Downs Joint Venture and 65% holding in Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53%, as 30% is held through a 60% owned subsidiary and 35% is held through a 100% owned subsidiary.
(e)Gross product sales, Underlying EBITDA, Net Earnings and Operating assets within Evaluation projects/other include activities relating to the shipment and blending of Pilbara and Iron Ore Company of Canada (IOC) iron ore inventories held at portside in China and sold to domestic customers. Transactions between the Pilbara and our portside trading business are eliminated through the Iron Ore "intra-segment" line and transactions between IOC and the portside trading business are eliminated through "inter-segment transactions".
(f)In order to reflect the evolution of the Aluminium business, the following changes have been implemented:
–The consolidation line for Bauxite & Alumina has been removed to reflect the less integrated nature of the business and the evolution of the Bauxite business towards a primarily export oriented operation. As a result of this change, the intra-group segment elimination for Gross product sales, Underlying EBITDA, Net Earnings and Operating assets between bauxite and alumina are now reported on line "Intra-segment and other". The intra-segment eliminations for the year ended 31 December 2020 would have been US$722 million, US$31 million, US$21 million and US$7 million respectively. For the year ended 31 December 2019 the eliminations were US$825 million, US$10 million, US$7 million and US$27 million. For the year ended 31 December 2018 the eliminations were US$861 million, US$7 million, US$5 million and US$20 million.
–The Underlying EBITDA and Net Earnings have been restated to include the impact of the legacy alumina contracts (2019: US$218 million and US$171 million, respectively; 2018: US$457 million and US$355 million, respectively) in the Alumina business instead of being included in the Other product group items line, in order to provide a comprehensive view of the performance of the Alumina business.
–The Gross product sales, Underlying EBITDA and Net Earnings have been restated to reallocate the margin generated by internal shipping activities to Bauxite (2019: US$31 million, US$76 million and US$57 million, respectively; 2018: US$40 million, US$62 million and US$54 million, respectively) and Alumina businesses (2019: US$63 million, US$157 million and US$117 million, respectively; 2018: US$83 million, US$128 million and US$111 million, respectively), instead of being included in the Evaluation project/other line in order to provide a comprehensive view of the performance of the Bauxite and Alumina businesses.
Gross product sales, Underlying EBITDA, Net Earnings and Operating assets of the overall Rio Tinto Aluminium business were not impacted by these changes.
(g)In 2018, Aluminium capital expenditure was reported net of US$508 million proceeds received from the sale of surplus land at Kitimat. These proceeds were not included in Aluminium’s free cash flow and the associated gain was excluded from business unit earnings and Underlying EBITDA.
(h)Through a joint venture agreement with Freeport-McMoRan Inc. (Freeport), we were entitled to 40% of material mined above an agreed threshold as a consequence of expansions and developments of the Grasberg facilities since 1998 (until 21 December 2018). On 21 December 2018, we sold our entire interest in the Grasberg mine to PT Indonesia Asahan Aluminium (Persero) (Inalum).
(i)Our interest in Oyu Tolgoi is held indirectly through our 50.8% investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66% investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.
(j)Includes our interests in Argyle (100%) and Diavik (60%).
(k)Includes our 82% interest in the Hail Creek coal mine (until 1 August 2018), our 80% interest in the Kestrel underground coal mine (until 1 August 2018) and interests in the Winchester South (until 1 June 2018) and Valeria development projects (until 1 August 2018).
On 1 June 2018, we sold our entire 75% interest in the Winchester South coal development project in Queensland, Australia, to Whitehaven Coal Limited for US$200 million.
On 1 August 2018, we sold our entire 82% interest in the Hail Creek coal mine and 71.2% interest in the Valeria coal development project in Queensland, Australia, to Glencore for US$1.7 billion.
On 1 August 2018, we sold our entire 80% interest in the Kestrel underground coal mine in Queensland, Australia, to a consortium comprising private equity manager EMR Capital (EMR) and PT Adaro Energy Tbk (Adaro), an Indonesian listed coal company, for US$2.25 billion.
Rio Tinto Coal Australia’s operating assets of US$(837) million at 31 December 2018 included provisions for onerous contracts in relation to rail infrastructure capacity and capital gains tax payable on the divestments announced in the year, partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds. Following a change in management responsibility in 2019, these amounts are reported within "Other operations" at 31 December 2020 and 31 December 2019, with no restatement of the 31 December 2018 comparative amount.
(l)Includes our interests in Rio Tinto Fer et Titane (100%), QIT Madagascar Minerals (QMM, 80%) and Richards Bay Minerals (attributable interest of 74%).